Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 8,004,531	¥ 7,811,341		¥ 7,690,237
Cash flows from financing activities		(311,323)	(96,734)		264,017
Cash flows from operating activities		(1,296)	(5,446)		(10,001)
Non-cash changes, Acquisitions		84,413	67,716		78,923
Non-cash changes, Changes in foreign currency exchange rates		614,998	280,543		(217,190)
Non-cash changes, Changes in fair value		67,396	(38,946)		14,935
Non-cash changes, Other		1,231	(13,943)		(9,580)
Changes in liabilities arising from financing activities, ending balance		8,459,950	8,004,531		7,811,341
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,299,347	1,424,667		1,473,624
Cash flows from financing activities		(472,420)	(179,512)		(1,993)
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		78,863	55,337		(42,424)
Non-cash changes, Changes in fair value
Non-cash changes, Other		753	(1,145)		(4,540)
Changes in liabilities arising from financing activities, ending balance		906,543	1,299,347		1,424,667
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		6,421,638	6,045,019		5,857,496
Cash flows from financing activities		238,060	149,807		362,131
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		526,822	222,565		(170,345)
Non-cash changes, Changes in fair value
Non-cash changes, Other		9,493	4,247		(4,263)
Changes in liabilities arising from financing activities, ending balance		7,196,013	6,421,638		6,045,019
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		317,429	330,040	[1]	334,540	[1]
Cash flows from financing activities		(80,165)	(67,628)		(78,659)	[1]
Cash flows from operating activities						[1]
Non-cash changes, Acquisitions		84,413	67,716		78,923	[1]
Non-cash changes, Changes in foreign currency exchange rates		6,096	4,346		(3,987)	[1]
Non-cash changes, Changes in fair value						[1]
Non-cash changes, Other		(9,015)	(17,045)		(777)	[1]
Changes in liabilities arising from financing activities, ending balance		318,758	317,429		330,040	[1]
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[2]	(33,883)	11,615		24,577
Cash flows from financing activities	[2]	3,202	599		(17,462)
Cash flows from operating activities	[2]	(1,296)	(5,446)		(10,001)
Non-cash changes, Acquisitions	[2]
Non-cash changes, Changes in foreign currency exchange rates	[2]	3,217	(1,705)		(434)
Non-cash changes, Changes in fair value	[2]	67,396	(38,946)		14,935
Non-cash changes, Other	[2]
Changes in liabilities arising from financing activities, ending balance	[2]	¥ 38,636	¥ (33,883)		¥ 11,615

[1]	Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥272,232 million as of April 1, 2019.
[2]	Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.